8. RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2019
Notes
8. RELATED PARTY TRANSACTIONS AND BALANCES	8. RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended December 31, 2019

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (g) Chief Executive Officer, Director	$ 163,766	$ Nil	$ Nil	$ Nil	$ 53,482	$ Nil	$ 217,248
Paul L. Nelles (c)Director	$ 8,070	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 8,070
Frank Hogel Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 5,530	$ 5,530

For the year ended December 31, 2018

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (g) Chief Executive Officer, Director	$ 253,968	$ Nil	$ Nil	$ Nil	$ 61,430	$11,505	$ 326,903
Winnie WongChief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$9,588	$ 9,588
Paul L. Nelles (c)Director	$ 19,950	$ Nil	$ Nil	$ Nil	$ Nil	$7,670	$ 27,620
Frank Hogel Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$7,670	$ 7,670
Mark T. BrownDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$9,588	$ 9,588
Paul DircksenDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$7,670	$ 7,670
Ross StringerDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$7,670	$ 7,670
Adriano Barros (d)	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$5,369	$ 5,369

For the year ended December 31, 2017

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn (g) Chief Executive Officer, Director	$ 265,828	$ Nil	$ Nil	$ Nil	$ 53,262	$ 16,880	$ 335,970
Winnie WongChief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,660	$ 12,660
Paul L. Nelles (c)Director	$ 19,100	$ Nil	$ Nil	$ Nil	$ Nil	$ 4,220	$ 23,320
Frank Hogel Director	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 4,220	$ 4,220
Mark T. BrownDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 12,660	$ 12,660
Paul DircksenDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 4,220	$ 4,220
Ross StringerDirector	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 4,220	$ 4,220
Adriano Barros (d)	$ Nil	$ Nil	$ Nil	$ Nil	$ Nil	$ 16,880	$ 16,880

Related party liabilities

Years ended
	Services / Advances	December 31, 2019	December 31, 2018	December 31, 2017	As at	As at
					December 31, 2019	December 31, 2018
Amounts due to:
Pacific Opportunity Capital Ltd. (a)	Rent, management, accounting, marketing and financing services	$ 198,158	$ 228,455	$ 218,690	$319,029(b)	$ 62,754
Paul W. Kuhn (g)	Consulting, salaries, housing allowance and share-based payment	$ 217,248	$ 326,903	$ 335,970	$ 203,519	$ 33,523
Mark T. Brown (f)	Short-term loan	$ 16,000	$ Nil	$ Nil	$ 16,518	$ Nil
Paul L. Nelles (c)	Salaries and share-based payment	$ 8,070	$ 27,620	$ 23,320	$ 14,583	$ Nil
Mineralia (d)	Consulting	$ Nil	$ 157,536	$ 198,089	$ 14,948	$ 34,375
B&B Renting and Consulting Lda. (e)	Rent	$ Nil	$ Nil	$ 42,026	$ Nil	$ Nil
Adriano Barros (d)	Share-based payment	$ Nil	$ 5,369	$ 16,880	$ Nil	$ Nil
TOTAL:		$ 439,476	$ 745,883	$ 834,975	$ 568,597	$ 130,652

(a)Pacific Opportunity Capital Ltd., a company controlled by a director of the Company.

(b)Includes a $51,325 advance, that is non-interest bearing without specific terms of repayment.

(c)Paul L. Nelles is a director of Innomatik.

(d)Mineralia, a private company partially owned by Adriano Barros, the general manager of MAEPA.

(e)B&B Renting and Consulting Lda., a private company partially owned by Adriano Barros, the general manager of MAEPA.

(f)Mark T. Brown is a director of the Company. The $16,000 advance is non-interest bearing without specific terms of repayment.

(g)On June 1, 2019, the Company entered into a Contract for Services (the “Contract”) with a contractor to serve as the Company’s president and chief executive officer. The contractor is responsible for providing technical oversight and guidance, establishing corporate goals and objectives and setting and implementing corporate strategies. Pursuant to the Contract:

•The contractor will receive a fee of $12,500 per month and a rent allowance of €4,000 for the first four months;

•If the Company is substantially sold or has a change of control (as defined), the contractor will receive a payment equal to two years of fees; and

•The contract remains effective until terminated in writing by either the Company or the contractor. The Company may terminate the contract at any time without notice or payment in lieu thereof for cause or at any time without cause by providing six months’ written notice or by paying the contractor in lieu of notice. The contractor may terminate the contract at any time by providing the Company with three months’ written notice.